Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Personnel Expenses
Schedule of personnel expenses by function

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Cost of sales	731,192	635,577	592,037
Research and development	90,495	77,988	76,780
Selling general & administration expenses	323,880	314,348	269,718

	1,145,567	1,027,913	938,535

Schedule of personnel expenses by nature

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Wages and salaries	917,810	822,384	756,570
Contributions to pension plans (see note 29)	20,347	18,486	14,587
Other social charges	27,679	25,074	22,071
Social Security	179,731	161,969	145,307

	1,145,567	1,027,913	938,535